Long-term debt - Outstanding Debt, Long-term and Debt Issuance Costs (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Principal outstanding
Principal outstanding, current portion of long-term debt	$ 511	$ 3,230
Principal outstanding, noncurrent portion	485	6,378
Debt held as subject to compromise	7,705	0
Total debt principal	8,701	9,608
Less: Debt issuance costs
Debt issuance costs, current portion of long-term debt	(2)	(35)
Debt issuance costs, noncurrent portion	0	(59)
Debt issuance costs, gross	(2)	(94)
Total debt
Total debt, current portion	509	3,195
Total debt, noncurrent portion	485	6,319
Total debt, net of debt issuance costs	$ 8,699	$ 9,514